Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Products revenues, net	$ 28,541	$ 24,043
Revenues, related party	133	57
Total revenues, net	28,674	24,100
Operating expenses
Restructuring costs		752
Change in fair value of contingent consideration	(3,800)	(1,402)
Total operating expenses	47,255	49,301
Loss from operations	(18,581)	(25,201)
Other income (expense)
Change in fair value of warrant liabilities	19,017	(12,801)
Warrant inducement expense	(2,629)
Change in fair value of investment, related party	1,747
Interest expense, net	(195)	(344)
Other income, net	33	689
Total other income (expense)	17,973	(12,456)
Loss before income taxes	(608)	(37,657)
Income tax expense	32	56
Net loss	$ (640)	$ (37,713)
Loss per common share:
Basic and diluted	$ (0.61)	$ (85.63)
Weighted-average common shares outstanding:
Basic and diluted	1,056,988	440,412
Related Party [Member]
Operating expenses
Cost of revenues	$ 14,618	$ 12,222
Selling, general and administrative	733	697
Nonrelated Party [Member]
Operating expenses
Cost of revenues	567	520
Selling, general and administrative	$ 35,137	$ 36,512